Gains or Losses Recognized in Income (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Policy fees	$ 611,086	$ 626,722	$ 1,330,651	$ 1,286,614	$ 1,172,357
Change in fair value of annuity and life embedded derivatives	(2,058,758)	193,750	(588,595)	(4,955,984)	(1,598,061)
Change in fair value of assets and liabilities	(1,581,355)	(114,908)	(893,943)	(2,900,618)	(108,682)
Derivatives Not Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	824,124	(446,755)	(501,036)	1,858,978	910,444
Derivatives Not Designated As Cash Flow Hedges | MVLO
Derivatives, Fair Value [Line Items]
Policy fees	(414,929)	80,772	79,951	194,229	568,744
Policyholder benefits	68,208	57,325	115,737	2,159	10,191
Change in fair value of annuity and life embedded derivatives	(891,793)	26,520	212,758	(3,344,049)	(2,677,038)
Derivatives Not Designated As Cash Flow Hedges | Exchange Traded Options
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities		(378)	291	66,855	(11,538)
Derivatives Not Designated As Cash Flow Hedges | Future
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(369,795)	(308,949)	(423,134)	(267,628)	1,693,399
Derivatives Not Designated As Cash Flow Hedges | Stock Appreciation Rights (SARs)
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(294)	436	630	69	1,823
Derivatives Not Designated As Cash Flow Hedges | Embedded Derivative
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities		(188)	(188)	(150)	(119)
Derivatives Not Designated As Cash Flow Hedges | Other Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(286)	423	1,423	(230)	(623)
Derivatives Not Designated As Cash Flow Hedges | Forward Commitments
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities			330	0	0
Derivatives Not Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	1,110,781	(130,987)	279,158	1,085,355	(684,511)
Derivatives Not Designated As Cash Flow Hedges | Total Return Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	128,994	(78,294)	4,093	113,236	391,726
Derivatives Not Designated As Cash Flow Hedges | Credit Default Swaps [Member]
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	2,036	436	(2,220)	(626)	0
Derivatives Not Designated As Cash Flow Hedges | TBA Securities
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	3,367	867
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity and life embedded derivatives	(1,050,873)	161,496	(679,259)	(1,445,524)	912,073
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity and life embedded derivatives	(116,092)	5,734	(122,094)	(166,411)	166,904
Derivatives Not Designated As Cash Flow Hedges | Over the Counter
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	$ (50,679)	$ 69,879	$ (361,419)	$ 862,097	$ (479,713)